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                                                         SEC FILE NUMBER

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                                                           CUSIP NUMBER

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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  FORM 12B-25

                          NOTIFICATION OF LATE FILING

(Check one): [ ] Form 10-K   [ ] Form 20-F   [ ] Form 11-K   [ ] Form 10-Q
             [X] Form N-SAR  [ ] Form N-CSR

             For Period Ended: December 31, 2003
                               ----------------------
             [ ]  Transition Report on Form 10-K
             [ ]  Transition Report on Form 20-F
             [ ]  Transition Report on Form 11-K
             [ ]  Transition Report on Form 10-Q
             [ ]  Transition Report on Form N-SAR
             For the Transition Period Ended:
                                              ----------------------------------

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  Read Instruction (on back page) Before Preparing Form. Please Print or Type.
NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.
--------------------------------------------------------------------------------

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

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PART I -- REGISTRANT INFORMATION

The Flex-funds
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Full Name of Registrant


--------------------------------------------------------------------------------
Former Name if Applicable

6125 Memorial Drive
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Address of Principal Executive Office (Street and Number)

Dublin, OH  43017
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City, State and Zip Code

PART II -- RULES 12B-25(B) AND (C)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

        | (a) The reason described in reasonable detail in Part III of this | form could not be eliminated without unreasonable effort or
        |      expense
        |
        | (b) The subject annual report, semi-annual report, transition report | on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or | portion thereof, will be filed on or before the fifteenth
  [x] | calendar day following the prescribed due date; or the subject | quarterly report or transition report on Form 10-Q, or portion | thereof, will be filed on or before the fifth calendar day
        |      following the prescribed due date; and
        |
        | (c)  The  accountant's  statement  or other  exhibit  required by Rule
        |      12b-25(c) has been attached if applicable.

PART III -- NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The registrant is unable to file Forms N-CSR and N-SAR by the required due date. The registrant is in the midst of conducting a detailed review of prior period financial reports and anticipates that the extension will allow it to make additional progress in the review to enable them to submit the Forms at the close of the extension. The review was prompted by an examination letter received from the staff of the Midwest Regional Office raising a number of questions about the possibility of certain reporting errors in the registrant's prior year financial statements. The registrant had not previously believed that there were problems with the books and records such as to require a review of the sort that is now being undertaken. The belief was based in part on the willingness in previous years of the registrant's independent auditor to certify the financial statements. The registrant's investment adviser, similarly, had a long-held belief that there were no material reporting or other errors involving the financial condition of the registrant. Registrant and its investment adviser have been diligently conducting the review. Although good progress has been made in the review, the analysis of the reasons for the receivables and the impact on the registrant and its shareholders, if any, could not be completed by the due date without unreasonable effort and expense.

                    PERSONS WHO ARE TO RESPOND TO THE  COLLECTION OF INFORMATION
SEC 1344 (07-03)    CONTAINED  IN THIS FORM ARE NOT  REQUIRED TO RESPOND  UNLESS
                    THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

          James Anderson                   202                663-6180
     -------------------------------   -----------   ---------------------------
              (Name)                   (Area Code)       (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed ? If answer is
     no, identify report(s).                                Yes [x]   No [ ]

     ---------------------------------------------------------------------------

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion
     thereof?                                               Yes [ ]   No [x]

     ---------------------------------------------------------------------------

     If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

--------------------------------------------------------------------------------

                           The Flex-funds
               -------------------------------------------------
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date  February 26, 2004                   By /s/  Wesley F. Hoag
     -----------------------------          ------------------------------------

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

-----------------------------------ATTENTION------------------------------------
INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS (SEE 18 U.S.C. 1001).
--------------------------------------------------------------------------------

                              GENERAL INSTRUCTIONS

1. This form is required by Rule 12b-25 (17 CFR 240.12b-25) of the General Rules and Regulations under the Securities Exchange Act of 1934.

2. One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

3. A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

4. Amendments to the notifications must also be filed on Form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.

5. Electronic Filers: This form shall not be used by electronic filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit reports within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201 or Rule 202 of Regulation S-T (ss.232.201 or ss.232.202 of this chapter) or apply for an adjustment in filing date pursuant to Rule 13(b) of Regulation S-T (ss.232.13(b) of this chapter).

                                       2
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